NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Secured Convertible Note Financing and Funicular Amendment (Details)			3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 07, 2025 USD ($)	Feb. 09, 2024 USD ($) D $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Feb. 24, 2024 USD ($)
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Fee on Secured Convertible Note					$ 1,500,000
Interest expense on convertible notes					1,896,714	$ 7,276,092
Amortization of discount			$ 513,201
Secured convertible note, net					$ 6,857,101		$ 6,857,101
Unamortized discount (Premium), Net						27,167
Funicular Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 6,000,000	$ 6,000,000				$ 9,422,271		$ 9,357,195	$ 6,000,000
Purchase price of notes		$ 6,000,000
Interest rate (in percent)	12.50%	12.50%
Interest rate in the event of default (in percent)	20.00%	20.00%
Restructuring gains	$ 0
Conversion price (in dollars per share) | $ / shares			$ 0.15
Threshold trading days over which VWAP is considered to make monthly adjustments to the Conversion price | D		5
Floor on Conversion price (in dollars per share) | $ / shares						$ 0.15
Number of days notice required for redemption of notes		30 days
Redemption price as a percentage of the outstanding principal amount (in percent)		101.00%
Fee on Secured Convertible Note						$ 600,000	$ 1,500,000
Conversion amount						$ 509,549
Conversion, shares issued | shares						258,678
Accrued amount						$ 1,831,819
Interest expense on convertible notes			$ 269,925	$ 246,660		1,720,449
Amortization of discount				180,085		457,922
Secured convertible note, net						8,909,070
Unamortized discount (Premium), Net			$ 0	$ 791,581		513,201
Shares transferred by related party for conversion (in shares) | shares				368,004
Pay for accrued interest				$ 217,373		$ 217,373
Funicular Note | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion price (in dollars per share) | $ / shares		$ 10
Floor on Conversion price (in dollars per share) | $ / shares		2
Market price of public shares (in Dollars per share) | $ / shares		2
Shares transferred by related party for conversion (in shares) | shares						368,004
Funicular Note | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion price (in dollars per share) | $ / shares		600
Floor on Conversion price (in dollars per share) | $ / shares		120
Market price of public shares (in Dollars per share) | $ / shares		$ 120
Shares transferred by related party for conversion (in shares) | shares						6,133